Pensions and Post Retirement Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension And Post Retirement Benefits [Abstract]
Employer contributions	$ 30.7	$ 21.8
Expected employer contributions	$ 28.2